Risk Management and Financial Instruments - Schedule of Weighted Average Loss Rate, Gross Carrying Amount, Impairment Losses Recognized in Profit or Loss (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Weighted Average Loss Rate, Gross Carrying Amount, Impairment Losses Recognized in Profit or Loss [Line Items]
Weighted average loss rate
Gross carrying amount	$ 9,563,121
Expected credit loss	$ (89,060)
Cash and cash equivalents [Member]
Schedule of Weighted Average Loss Rate, Gross Carrying Amount, Impairment Losses Recognized in Profit or Loss [Line Items]
Weighted average loss rate
Gross carrying amount	$ 5,613,672
Expected credit loss
Margin cash [Member]
Schedule of Weighted Average Loss Rate, Gross Carrying Amount, Impairment Losses Recognized in Profit or Loss [Line Items]
Weighted average loss rate
Gross carrying amount	$ 136,554
Expected credit loss
Trade accounts receivable [Member]
Schedule of Weighted Average Loss Rate, Gross Carrying Amount, Impairment Losses Recognized in Profit or Loss [Line Items]
Weighted average loss rate	2.38%
Gross carrying amount	$ 3,735,540
Expected credit loss	$ (89,060)
Related party receivables [Member]
Schedule of Weighted Average Loss Rate, Gross Carrying Amount, Impairment Losses Recognized in Profit or Loss [Line Items]
Weighted average loss rate
Gross carrying amount	$ 77,355
Expected credit loss